Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
fair Value of Assets Acquired and Liabilities Assumed

The following summarizes the fair value of the assets acquired and liabilities assumed (in thousands) for acquisitions completed in 2017:

	Annese	SPS	RGTS	AOS	Total
Assets Acquired:
Cash	$92	$8,426	$—	$10,886	$19,404
Trade accounts receivable	12,321	34,543	1,685	22,321	70,870
Inventories	3,161	6,264	20	3,057	12,502
Prepaid expenses	2,492	1,823	1,501	645	6,461
Deferred customer support contract costs	—	14,366	—	—	14,366
Deferred income taxes	1,326	10,448	—	—	11,774
Property and equipment	960	15,146	4,394	1,417	21,917
Goodwill	9,906	18,834	5,471	40,460	74,671
Customer relationships	7,418	25,985	8,131	19,300	60,834
Trademarks	514	804	—	1,350	2,668
Noncompetition agreements	—	—	465	1,500	1,965

Total assets acquired	38,190	136,639	21,667	100,936	297,432

Liabilities Assumed:
Accounts payable and accrued expenses	(11,135)	(51,376)	(805)	(33,210)	(96,526)
Customer deposits	(29)	(7,547)	—	(1,867)	(9,443)
Deferred revenue	(1,587)	(26,591)	—	—	(28,178)

Total liabilities assumed	(12,751)	(85,514)	(805)	(35,077)	(134,147)

Net assets acquired	$25,439	$51,125	$20,862	$65,859	$163,285

The following summarizes the estimated fair value of the assets acquired and liabilities assumed (in thousands) for acquisitions completed in 2015:

	Sigmanet	Sunturn	MSN	Total
Assets Acquired:
Cash	$6,537	$1,038	$1,035	$8,610
Trade accounts receivable	27,206	5,899	17,459	50,564
Inventories	1,055	—	—	1,055
Prepaid expenses	167	144	191	502
Deferred income taxes	363	—	—	363
Property and equipment	1,973	312	700	2,985
Goodwill	27,820	2,813	6,971	37,604
Customer relationships	10,336	4,482	11,493	26,311
Trademarks	1,842	199	757	2,798
Noncompetition agreements	164	86	351	601

Total assets acquired	77,463	14,973	38,957	131,393

Liabilities Assumed:
Accounts payable and accrued expenses	(28,462)	(5,429)	(17,818)	(51,709)
Customer deposits	(1,072)	(800)	(2,322)	(4,194)
Deferred revenue	(78)	—	—	(78)

Total liabilities assumed	(29,612)	(6,229)	(20,140)	(55,981)

Net assets acquired	$47,851	$8,744	$18,817	$75,412

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Purchase Price and Fair Value Adjustments

Purchase price and fair value adjustments to preliminary amounts were made during the fourth quarter of 2017 as follows:

	Annese	SPS	RGTS
Net assets acquired as at September 30, 2017	$30,033	$59,125	$20,852
Purchase price and fair value adjustments:
Increase (decrease):
Current assets	(480)	(4,710)	(206)
Property and equipment	—	(5,209)	31
Goodwill	(7,803)	(4,594)	(3,715)
Intangible assets	2,193	4,899	4,000
(Increase) decrease:
Current liabilities	170	(8,834)	(100)
Deferred income taxes	1,326	10,448	—

	(4,594)	(8,000)	10

Net assets acquired as at December 31, 2017	$25,439	$51,125	$20,862

Acquisitions

Following are the supplemental consolidated results of the Company on an unaudited pro forma basis, as if the 2017 acquisitions had been consummated on January 1, 2016 for the year ended December 31, 2016 and 2017 (in thousands):

	Year Ended December 31,
	2017	2016
Revenue	$1,307,148	$1,414,520
Net (loss) income	$(21,915)	$3,960